                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 28th, 2007

Check here if Amendment [ ]: Amendment Number
                                              -------
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TD Asset Management USA Inc.
Address: Canada Trust Tower, BCE Place, 161 Bay Street, 35th Floor, Toronto,
         Ontario, M5J 2T2

Form 13F File Number: 28-05929

     This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Barbara Callbeck
Title: Managing Director
Phone: 416-308-5346

Signature, Place, and Date of Signing:


Barbara Callbeck                        Toronto, Ontario    September 28th, 2007
-------------------------------------   -----------------   --------------------
[Signature]                             [City, State]       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:      One (1)

Form 13F Information Table Entry Total:     130

Form 13F Information Table Value Total: US$852,555(thousands)

LIST OF OTHER INCLUDED MANAGERS:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1                            Toronto Dominion Investments, Inc.
      --------------------

                                                                                                         VOTING
                                                           VALUE     AMOUNT OF    INVESTMENT    OTHER   AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X$1000)  SECURITY (SH)  DISCRETION  MANAGERS    (SOLE)
----------------------------  --------------  ---------  --------  -------------  ----------  --------  ---------
3M CO                         COM             88579Y101       435          4,645    Defined       1        4,645
3M CO                         COM             88579Y101    10,949        117,000      Sole               117,000
ABBOTT LABS                   COM             002824100    17,963        335,000      Sole               335,000
ABBOTT LABS                   COM             002824100       254          4,735    Defined       1        4,735
ABER DIAMOND CORP             COM             002893105       216          5,500      Sole                 5,500
ACCENTURE LTD BERMUDA         CL A            G1150G111     9,982        248,000      Sole               248,000
AETNA INC NEW                 COM             00817Y108     5,373         99,000      Sole                99,000
ALCOA INC                     COM             013817101       283          7,225    Defined       1        7,225
ALLIANZ SE                    SP ADR 1/10 SH  018805101       211          9,085    Defined       1        9,085
ALTRIA GROUP INC              COM             02209S103       417          6,000      Sole                 6,000
AMBAC FINL GROUP INC          COM             023139108     7,738        123,000      Sole               123,000
AMERICAN EXPRESS CO           COM             025816109    10,034        169,000      Sole               169,000
AMERICAN EXPRESS CO           COM             025816109       235          3,965    Defined       1        3,965
AMERICAN INTL GROUP INC       COM             026874107       289          4,269    Defined       1        4,269
AMERICAN INTL GROUP INC       COM             026874107    20,092        297,000      Sole               297,000
AMERIPRISE FINL INC           COM             03076C106       252          3,988      Sole                 3,988
AT&T INC                      COM             00206R102       213          5,028    Defined       1        5,028
AUTOMATIC DATA PROCESSING IN  COM             053015103    12,539        273,000      Sole               273,000
AVON PRODS INC                COM             054303102     6,268        167,000      Sole               167,000
BANK OF AMERICA CORPORATION   COM             060505104    16,589        330,000      Sole               330,000
BANK OF AMERICA CORPORATION   COM             060505104       247          4,905    Defined       1        4,905
BANK OF NEW YORK MELLON CORP  COM             064058100       262          5,925    Defined       1        5,925
BANK OF NEW YORK MELLON CORP  COM             064058100    20,037        453,944      Sole               453,944
BARCLAYS PLC                  ADR             06738E204    11,717        241,000      Sole               241,000
BARRICK GOLD CORP             COM             067901108       989         24,600      Sole                24,600
BCE INC                       COM NEW         05534B760       240          6,000      Sole                 6,000
BERKSHIRE HATHAWAY INC DEL    CL B            084670207       214             54      Sole                    54
BHP BILLITON LTD              SPONSORED ADR   088606108       661          8,405    Defined       1        8,405
BROOKFIELD PPTYS CORP         COM             112900105       492         19,800      Sole                19,800
CADBURY SCHWEPPES PLC         ADR             127209302     3,033         65,200      Sole                65,200
CAMECO CORP                   COM             13321L108       488         10,560    Defined       1       10,560
CANADIAN NATL RY CO           COM             136375102       873         15,287    Defined       1       15,287
CANADIAN PAC RY LTD           COM             13645T100       345          4,900      Sole                 4,900
CDN IMPERIAL BK OF COMMERCE   COM             136069101       880          8,800      Sole                 8,800
CHARLES RIV LABS INTL INC     COM             159864107     3,032         54,000      Sole                54,000
CINTAS CORP                   COM             172908105     8,422        227,000      Sole               227,000
CISCO SYS INC                 COM             17275R102       408         12,325    Defined       1       12,325
CITIGROUP INC                 COM             172967101    16,054        344,000      Sole               344,000
CITIGROUP INC                 COM             172967101       621         13,304    Defined       1       13,304
COLGATE PALMOLIVE CO          COM             194162103    10,270        144,000      Sole               144,000
COLGATE PALMOLIVE CO          COM             194162103       481          6,745    Defined       1        6,745
COMCAST CORP NEW              CL A            20030N101    17,482        723,000      Sole               723,000
COMCAST CORP NEW              CL A SPL        20030N200       235          9,795    Defined       1        9,795
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR   204412209       238          7,000      Sole                 7,000
CONSTELLATION BRANDS INC      CL A            21036P108    10,236        422,800      Sole               422,800
CREDIT SUISSE GROUP           SPONSORED ADR   225401108     9,857        148,600      Sole               148,600
CREDIT SUISSE GROUP           SPONSORED ADR   225401108       273          4,115    Defined       1        4,115
CVS CAREMARK CORPORATION      COM             126650100    11,493        290,000      Sole               290,000
CVS CAREMARK CORPORATION      COM             126650100       300          7,570    Defined       1        7,570
DENISON MINES CORP            COM             248356107       555         49,440      Sole                49,440
DIAGEO P L C                  SPON ADR NEW    25243Q205    23,398        266,700      Sole               266,700
DIAGEO P L C                  SPON ADR NEW    25243Q205       225          2,565    Defined       1        2,565
ENBRIDGE INC                  COM             29250N105       279          7,600      Sole                 7,600
ENCANA CORP                   COM             292505104       842         13,600      Sole                13,600
EXXON MOBIL CORP              COM             30231G102       781          8,435    Defined       1        8,435
FAIRFAX FINL HLDGS LTD        SUB VTG         303901102       244          1,000      Sole                 1,000
GENERAL ELECTRIC CO           COM             369604103       709         17,130    Defined       1       17,130
GENWORTH FINL INC             COM CL A        37247D106     6,545        213,000      Sole               213,000
GENZYME CORP                  COM             372917104     2,231         36,000      Sole                36,000
GILEAD SCIENCES INC           COM             375558103     4,250        104,000      Sole               104,000
GLAXOSMITHKLINE PLC           SPONSORED ADR   37733W105     7,405        139,200      Sole               139,200
GLOBAL PMTS INC               COM             37940X102       340          7,700      Sole                 7,700
GOLDCORP INC NEW              COM             380956409       484         15,835    Defined       1       15,835
GROUPE CGI INC                CL A SUB VTG    39945C109       291         25,400      Sole                25,400
HOME DEPOT INC                COM             437076102     6,261        193,000      Sole               193,000
HSBC HLDGS PLC                SPON ADR NEW    404280406       214          2,310    Defined       1        2,310
ILLINOIS TOOL WKS INC         COM             452308109    12,047        202,000      Sole               202,000
INTEL CORP                    COM             458140100       449         17,382    Defined       1       17,382
INTERNATIONAL BUSINESS MACHS  COM             459200101       379          3,219    Defined       1        3,219
ISHARES INC                   MSCI JAPAN      464286848       530         36,945    Defined       1       36,945
ISHARES TR                    MSCI EAFE IDX   464287465     1,471         17,805    Defined       1       17,805
JOHNSON & JOHNSON             COM             478160104    15,637        238,000      Sole               238,000
JOHNSON & JOHNSON             COM             478160104       471          7,165    Defined       1        7,165

JP MORGAN CHASE & CO          COM             46625H100    18,328        400,000      Sole               400,000
KONINKLIJKE PHILIPS ELECTRS   NY REG SH NEW   500472303       224          4,995    Defined       1        4,995
KRAFT FOODS INC               CL A            50075N104    14,460        419,000      Sole               419,000
LEHMAN BROS HLDGS INC         COM             524908100     8,148        132,000      Sole               132,000
MAGNA INTL INC                CL A            559222401       444          4,600      Sole                 4,600
MANULIFE FINL CORP            COM             56501R106     1,264         30,635    Defined       1       30,635
MARSHALL & ILSLEY CORP        COM             571834100    12,124        277,000      Sole               277,000
MCGRAW HILL COS INC           COM             580645109    12,239        240,400      Sole               240,400
MEDTRONIC INC                 COM             585055106    10,803        191,500      Sole               191,500
MERCK & CO INC                COM             589331107    19,435        376,000      Sole               376,000
MERIDIAN GOLD INC             COM             589975101       263          7,900      Sole                 7,900
MERRILL LYNCH & CO INC        COM             590188108    11,619        163,000      Sole               163,000
METLIFE INC                   COM             59156R108    15,620        224,000      Sole               224,000
MICROSOFT CORP                COM             594918104       528         17,910    Defined       1       17,910
MIRAMAR MINING CORP           COM             60466E100       265         56,000      Sole                56,000
MORGAN STANLEY                COM NEW         617446448     7,755        123,100      Sole               123,100
NOKIA CORP                    SPONSORED ADR   654902204       203          5,347    Defined       1        5,347
NOVARTIS A G                  SPONSORED ADR   66987V109    19,181        349,000      Sole               349,000
PEPSICO INC                   COM             713448108    21,758        297,000      Sole               297,000
PEPSICO INC                   COM             713448108       509          6,950    Defined       1        6,950
PETSMART INC                  COM             716768106    10,797        338,468      Sole               338,468
POTASH CORP SASK INC          COM             73755L107       708          6,700      Sole                 6,700
PRICE T ROWE GROUP INC        COM             74144T108    16,797        301,616      Sole               301,616
PROCTER & GAMBLE CO           COM             742718109    23,064        327,900      Sole               327,900
PROCTER & GAMBLE CO           COM             742718109       647          9,195    Defined       1        9,195
QUEST DIAGNOSTICS INC         COM             74834L100    16,210        280,600      Sole               280,600
R H DONNELLEY CORP            COM NEW         74955W307     8,823        157,500      Sole               157,500
ROGERS COMMUNICATIONS INC     CL B            775109200       828         18,180    Defined       1       18,180
SCHEIN HENRY INC              COM             806407102    13,821        227,172      Sole               227,172
SCHLUMBERGER LTD              COM             806857108       456          4,345    Defined       1        4,345
SCRIPPS E W CO OHIO           CL A            811054204    10,752        256,000      Sole               256,000
SHAW COMMUNICATIONS INC       CL B CONV       82028K200       579         23,300      Sole                23,300
STAPLES INC                   COM             855030102     9,069        422,000      Sole               422,000
STRYKER CORP                  COM             863667101    17,259        251,000      Sole               251,000
SUN LIFE FINL INC             COM             866796105       336          6,400      Sole                 6,400
SUN LIFE FINL INC             COM             866796105       794         15,135    Defined       1       15,135
SYSCO CORP                    COM             871829107    18,044        507,000      Sole               507,000
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209     7,560        170,000      Sole               170,000
TIM HORTONS INC               COM             88706M103       209          6,008      Sole                 6,008
TOTAL S A                     SPONSORED ADR   89151E109       275          3,390    Defined       1        3,390
UNITED TECHNOLOGIES CORP      COM             913017109       528          6,555    Defined       1        6,555
UNITED TECHNOLOGIES CORP      COM             913017109    11,026        137,000      Sole               137,000
UNITEDHEALTH GROUP INC        COM             91324P102    14,771        305,000      Sole               305,000
US BANCORP DEL                COM NEW         902973304    11,394        350,250      Sole               350,250
VEOLIA ENVIRONNEMENT          SPONSORED ADR   92334N103    12,645        146,800      Sole               146,800
WACHOVIA CORP NEW             COM             929903102    16,901        337,000      Sole               337,000
WAL MART STORES INC           COM             931142103     8,643        198,000      Sole               198,000
WALGREEN CO                   COM             931422109    13,747        291,000      Sole               291,000
WALGREEN CO                   COM             931422109       288          6,100    Defined       1        6,100
WELLS FARGO & CO NEW          COM             949746101    20,517        576,000      Sole               576,000
WPP GROUP PLC                 SPON ADR 0905   929309409    20,183        299,000      Sole               299,000
WPP GROUP PLC                 SPON ADR 0905   929309409       204          3,015    Defined       1        3,015
WYETH                         COM             983024100    17,375        390,000      Sole               390,000
WYETH                         COM             983024100       425          9,549    Defined       1        9,549
YUM BRANDS INC                COM             988498101     8,931        264,000      Sole               264,000
ZIMMER HLDGS INC              COM             98956P102    17,008        210,000      Sole               210,000
ZIONS BANCORPORATION          COM             989701107     9,525        138,700      Sole               138,700
                                                          -------
                         130                              852,555
                                                          -------